SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Jun. 30, 2026	Feb. 28, 2026	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			4,304,426	4,759,080	4,162,565	3,980,704	3,368,834
Convertible Debenture Agreement [Member]
Subsequent Event [Line Items]
Convertible Debt		$ 2,000	$ 1,000
Debt Instrument, Interest Rate During Period		15.00%	15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		181,861	181,861
Share Price		$ 0.01	$ 0.01
Common Stock, Terms of Conversion		The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.	The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.
Subsequent Event [Member] | Convertible Debenture Agreement [Member]
Subsequent Event [Line Items]
Convertible Debt	$ 3,000	$ 2,000
Debt Instrument, Interest Rate During Period	15.00%	15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	272,793	181,861
Share Price	$ 0.01	$ 0.01
Common Stock, Terms of Conversion	The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.	The convertible debenture converts into shares of our common stock at a conversion price equal to the lesser of (i) $5.5674 per share and (ii) 85% of the initial public offering price per share, subject to certain adjustments, including for subsequent equity sales at a lower price per share.